Loss Per Share (Details) - Schedule of Basic and Diluted Earnings Per Share (Parentheticals) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Schedule of Basic and Diluted Earnings Per Share [Abstract]
Net loss attributable to FaZe Holdings Inc.,diluted	$ (14,356)	$ (9,322)	$ (28,396)	$ (18,864)	$ (168,534)	$ (36,866)
Weighted-average common shares outstanding, diluted	66,595,746	20,830,314	65,340,688	20,735,694	39,872,308	19,187,873
Net loss per share, diluted	$ (0.22)	$ (0.45)	$ (0.43)	$ (0.91)	$ (4.23)	$ (1.92)